Business Combinations - Unaudited consolidated results of operations (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net sales	$ 16,709	$ 13,772	$ 60,692	$ 71,501	[1]
Net loss attributable to common shareholders	(442)	(2,322)	(7,801)	(4,820)	[1]
Loss per common share - basic and diluted (in dollars per share)	$ (0.04)	$ (0.27)	$ (0.80)	$ (0.61)	[1]
Pro forma
Business Acquisition [Line Items]
Net sales				73,703
Net loss attributable to common shareholders				$ (6,887)
Loss per common share - basic and diluted (in dollars per share)				$ (0.87)

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.